Investments in associates	12 Months Ended
Dec. 31, 2017
Investments in associates [Abstract]
Investments in associates
16.	Investments in associates

(a)	Investments in associates as of December 31, 2016 and 2017 are as follows:

Investees	Country	Reporting date	Ownership (%)
			2016	2017
BNP Paribas Cardif Life Insurance (*1),(*3)	Korea	September 30	14.99	14.99
Aju Capital Co., Ltd. (*8)	”	—	12.85	—
Daewontos Co., Ltd.(*4),(*9)	”	December 31	36.33	36.33
Neoplux Technology Valuation Investment Fund (*1)	”	September 30	33.33	33.33
JAEYOUNG SOLUTEC CO., LTD. (*1),(*4),(*5)	”	”	10.45	9.61
Partners 4th Growth Investment Fund (*1)	”	”	25.00	25.00
JAEYANG INDUSTRY (*4),(*9)	”	March 31	25.90	25.90
Chungyoung INC (*4),(*9)	”	June 30	18.94	18.94
DAEKWANG SEMICONDUCTOR CO., LTD. (*4),(*9)	”	”	20.94	20.94
Dream High Fund III (*7)	”	December 31	54.55	54.55
Asia Pacific No.39 Ship Investment Co., Ltd.	”	”	50.00	50.00
KCLAVIS Meister Fund No.17	”	”	26.09	26.09
SG No.9 Corporate Recovery Private Equity Fund	”	”	26.49	26.49
Plutus-SG Private Equity Fund	”	”	26.67	26.67
SG ARGES Private Equity Fund No.1	”	”	24.06	24.06
OST Progress- 2 Fund	”	”	27.62	27.62
Eum Private Equity Fund No.3	”	”	20.76	20.76
Richmond Private Yong in Retail Facility Real Estate Fund No.1	”	”	—	41.80
KTB Confidence Private Placement	”	”	—	30.29
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund	”	”	—	23.89
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund	”	”	—	20.16
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18	”	”	—	22.86
Platform Partners brick save Private Investment trust (*7)	”	”	—	98.77
Synergy-Shinhan Mezzanine New Technology Investment Fund	”	”	—	47.62
The Asia Pacific Capital Fund II L.P.	Cayman Islands	”	25.18	25.18
Shinhan Praxis K-Growth Global Private Equity Fund (*6)	Korea	”	18.87	18.87
Credian Healthcare Private Equity Fund II	”	”	34.07	34.07
Kiwoom Milestone Professional Private Real Estate Trust 19	”	”	50.00	50.00
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3	”	”	21.28	21.28
Brain Professional Private Trust No.4	”	”	27.49	27.49
Hanhwa US Equity Strategy Private Real Estate Fund No.1	”	”	44.84	44.84
Brain KS Qualified Privately Placed Fund No.6	”	”	50.00	50.00

Investees	Country	Reporting date	Ownership (%)
			2016	2017
M360 CRE Income Fund (*7)	U.S.A	”	42.83	57.87
Shinhan Global Healthcare Fund 1(*6)	Korea	December 31	—	4.41
JB Power TL Investment Type Private Placement Special Asset Fund 7	”	”	—	33.33
IBK AONE convertible 1	”	”	—	47.25
Rico synergy collabo Multi-Mezzanine 3 (*7)	”	”	—	50.00
KB NA Hickory Private Special Asset Fund	”	”	—	37.50
GB Professional Private Investment Trust 6 (*7)	”	”	—	94.51
Koramco Europe Core Private Placement Real Estate Fund No.2-2	”	”	—	48.49
SHBNPP Private Korea Equity Long-Short Professional Feeder (*10)	”	”	15.88	9.85
SHBNPP Private Multi Strategy Professional Feeder No.1 (*8)	”	—	29.55	—
Shinhan-Stonebridge Petro PEF (*6)	”	December 31	1.82	1.82
BNP Paribas Cardif General Insurance (*1),(*2)	”	September 30	10.00	10.00
Axis Global Growth New Technology Investment Association	”	December 31	—	31.85
Polaris No7 Start up and Venture Private Equity Fund	”	”	—	28.57
Hermes Private Investment Equity Fund	”	”	—	29.17

(*1)	Financial statements as of September 30, 2017 were used for the equity method since the financial statements as of December 31, 2017 were not available. Significant trades and events occurred within the period were properly reflected.
(*2)	The Group applies the equity method accounting as the Group has significant influence on the financial and operating policies of the investee through the ability to elect investees’ board members and representation in decision making bodies of the investee.
(*3)	The Group has a significant influence on the investees through important business transactions.
(*4)	The shares of the investees were acquired by debt-equity swap. The Group reclassified available-for-sale financial assets to investments in associates as the reorganization procedures were completed and now the Group can normally exercise its voting rights to the investees.
(*5)	Although the ownership interests in JAEYOUNG SOLUTEC CO., LTD. were less than 15%, the Group used the equity method as the investee should consult with the Group when the investee decides major management decision such as dividend, business planning or business transfer.
(*6)	As a managing partner, the Group has a significant influence over the investees.
(*7)	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
(*8)	The associates were disposed or reclassified.
(*9)	The latest financial statements were used for the equity method since the financial statements as of December 31, 2017 were not available. Significant trades and events occurred within the period were properly reflected.
(*10)	Although the ownership interests in SHBNPP Private Korea Equity Long-Short Professional Feeder were less than 20%, the Group has significant influence on the entity as the investment manager.

(b)	Changes in investments in associates for the years ended December 31, 2016 and 2017 were as follows:

	2016
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	57,280	—	(2,495)	5,428	—	60,213
Aju Capital Co., Ltd. (*1)		34,444	(2,588)	9,038	(58)	—	40,836
UAMCO., Ltd.		125,822	(128,827)	2,882	123	—	—
Daewontos Co., Ltd. (*3)		—	—	—	—	—	—
Neoplux Technology Valuation Investment Fund		1,993	4,768	765	—	—	7,526
JAEYOUNG SOLUTEC CO., LTD. (*2)		6,238	—	(504)	2	—	5,736
Partners 4th Growth Investment Fund		1,800	3,080	(325)	—	—	4,555
JAEYANG INDUSTRY (*3)		—	—	—	—	—	—
Chungyoung INC		—	—	—	—	—	—
DAEKWANG SEMICONDUCTOR CO., LTD.		—	4,776	—	—	—	4,776
SHC-IMM New Growth Fund		3,175	(1,189)	309	—	—	2,295
Dream High Fund III		1,556	—	171	1,417	—	3,144
SHC-EN Fund		4,312	(4,942)	630	—	—	—
Albatross Growth Fund		3,341	(727)	347	(1,389)	—	1,572
Asia Pacific No.39 Ship Investment Co., Ltd.		5,085	(837)	342	586	—	5,176
SG No.9 Corporate Recovery Private Equity Fund		—	3,886	96	—	—	3,982
Plutus-SG Private Equity Fund		—	4,338	(39)	—	—	4,299
SG ARGES Private Equity Fund No.1		—	8,955	21	—	—	8,976
Eum Private Equity Fund No.3		—	5,982	(49)	—	—	5,933
The Asia Pacific Capital Fund II L.P.		33,715	(4,419)	(7,506)	(2,872)	(7,339)	11,579
BNH-CJ Bio Healthcare Fund		9,095	(12,892)	3,797	—	—	—
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd		28,010	(28,631)	1,085	—	—	464
Shinhan Praxis K-Growth Global Private Equity Fund		8,614	4,624	(205)	500	—	13,533
Credian Healthcare Private Equity Fund II		—	4,148	(61)	—	—	4,087
Kiwoom Milestone Professional Private Real Estate Trust 19		—	10,944	(183)	—	—	10,761
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		—	19,144	461	1,632	—	21,237
Brain Professional Private Trust No.4		—	5,000	316	—	—	5,316
Hanhwa US Equity Strategy Private Real Estate Fund No.1		—	25,000	747	17	—	25,764
Brain KS Qualified Privately Placed Fund No.6		—	5,001	(13)	(92)	—	4,896
M360 CRE Income Fund		—	22,992	—	175	—	23,167
SHBNPP Private Korea Equity Long-Short Professional Feeder		28,076	(13,467)	(429)	—	—	14,180

	2016
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
SHBNPP Private Multi Strategy Professional Feeder No.1	~~W~~	—	5,000	14	—	—	5,014
Shinhan-Stonebridge Petro PEF		17,841	(2)	648	—	—	18,487
Others		22,609	17,008	135	(3,656)	—	36,096

	~~W~~	393,006	(43,875)	9,995	1,813	(7,339)	353,600

(*1)	The market value of the investment is ~~W~~51,543 million as of December 31, 2016 based on the quoted market price.
(*2)	The market value of the investment is ~~W~~10,466 million as of December 31, 2016 based on the quoted market price.
(*3)	The Group has stopped recognizing its equity method income or loss due to the investees’ cumulative loss.

	2017
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	60,213	(255)	3,682	(11,024)	—	52,616
Aju Capital Co., Ltd.		40,836	(42,022)	438	748	—	—
Daewontos Co., Ltd. (*2)		—	—	—	—	—	—
Neoplux Technology Valuation Investment Fund		7,526	3,890	1,564	490	—	13,470
JAEYOUNG SOLUTEC CO., LTD. (*1)		5,736	—	(2,009)	122	—	3,849
Partners 4th Growth Investment Fund		4,555	9,220	(385)	—	—	13,390
JAEYANG INDUSTRY (*2)		—	—	—	—	—	—
Chungyoung INC (*2)		—	—	—	—	—	—
DAEKWANG SEMICONDUCTOR CO., LTD.		4,776	—	(952)	—	—	3,824
Dream High Fund III		3,144	—	(109)	(830)	—	2,205
Asia Pacific No.39 Ship Investment Co., Ltd.		5,176	(802)	300	8	—	4,682
KCLAVIS Meister Fund No.17		2,989	—	50	—	—	3,039
SG No.9 Corporate Recovery Private Equity Fund		3,982	(192)	173	—	—	3,963
Plutus-SG Private Equity Fund		4,299	(132)	84	—	—	4,251
SG ARGES Private Equity Fund No.1		8,976	(2,754)	200	—	—	6,422
OST Progress- 2 Fund		1,460	3,500	(65)	—	—	4,895
Eum Private Equity Fund No.3		5,933	(1,362)	354	—	—	4,925
Richmond Private Yong in Retail Facility Real Estate Fund No.1		—	7,223	878	—	—	8,101
KTB Confidence Private Placement		—	4,927	377	1,099	—	6,403
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		—	6,504	457	(204)	—	6,757
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		—	8,012	628	(253)	—	8,387
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18		—	5,867	145	—	—	6,012
Platform Partners brick save Private Investment trust		—	7,877	192	—	—	8,069
Synergy-Shinhan Mezzanine New Technology Investment Fund		—	5,000	(1)	—	—	4,999
The Asia Pacific Capital Fund II L.P.		11,579	454	(901)	(3,825)	—	7,307
Shinhan Praxis K-Growth Global Private Equity Fund		13,533	6,415	(1,590)	596	—	18,954
Credian Healthcare Private Equity Fund II		4,087	—	7	(281)	—	3,813
Kiwoom Milestone Professional Private Real Estate Trust 19		10,761	(222)	(131)	—	—	10,408

	2017
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3	~~W~~	21,237	(841)	641	(577)	—	20,460
Brain Professional Private Trust No.4		5,316	—	529	2	—	5,847
Hanhwa US Equity Strategy Private Real Estate Fund No.1		25,764	(1,859)	1,591	(17)	—	25,479
Brain KS Qualified Privately Placed Fund No.6		4,896	—	(78)	(13)	—	4,805
M360 CRE Income Fund		23,167	132,768	9,270	(11,300)	—	153,905
Shinhan Global Healthcare Fund 1		—	3,440	(33)	—	—	3,407
JB Power TL Investment Type Private Placement Special Asset Fund 7		—	18,268	422	—	—	18,690
IBK AONE convertible 1		—	5,000	122	—	—	5,122
Rico synergy collabo Multi-Mezzanine 3		—	5,001	25	—	—	5,026
KB NA Hickory Private Special Asset Fund		—	33,362	729	—	—	34,091
GB PROFESSIONAL PRIVATE INVESTMENT TRUST 6		—	8,600	—	—	—	8,600
Koramco Europe Core Private Real Estate Trust No.2-2		—	21,408	(648)	—	—	20,760
SHBNPP Private Korea Equity Long-Short Professional Feeder		14,180	(9,972)	653	—	—	4,861
SHBNPP Private Multi Strategy Professional Feeder No.1		5,014	(5,049)	35	—	—	—
Shinhan-Stonebridge Petro PEF		18,487	—	714	—	—	19,201
BNP Paribas Cardif General Insurance		2,584	2,750	(910)	5	—	4,429
Axis Global Growth New Technology Investment Association		—	5,000	(47)	—	—	4,953
Polaris No.7 Entrepreneur Private Equity Fund		—	4,400	(41)	—	—	4,359
Hermes Private Investment Equity Fund		—	17,500	(3)	—	—	17,497
Others		33,394	21,820	4,036	(45)	(144)	59,061

	~~W~~	353,600	282,744	20,393	(25,299)	(144)	631,294

(*1)	The market value of the investment is ~~W~~6,826 million as of December 31, 2017 based on the quoted market price.
(*2)	The Group has stopped recognizing its equity method income or loss due to the investees’ cumulative loss.

(c)	Condensed statement of financial position information of associates as of December 31, 2016 and 2017 are as follows:

	2016
Investees	Asset		Liability
BNP Paribas Cardif Life Insurance	~~W~~	4,182,208	3,779,257
Aju Capital Co., Ltd.		6,543,737	5,744,415
Daewontos Co., Ltd.		399	2,492
Neoplux Technology Valuation Investment Fund		22,577	—
JAEYOUNG SOLUTEC CO., LTD.		155,368	120,184
Partners 4th Growth Investment Fund		18,478	257
JAEYANG INDUSTRY		2,146	4,717
Chungyoung INC		2,341	6,753
DAEKWANG SEMICONDUCTOR CO., LTD.		35,204	12,392
SHC-IMM New Growth Fund		3,675	117
Dream High Fund III		5,765	—
Albatross Growth Fund		5,237	915
Asia Pacific No.39 Ship Investment Co., Ltd.		10,379	28
SG No.9 Corporate Recovery Private Equity Fund		15,069	38
Plutus-SG Private Equity Fund		16,188	68
SG ARGES Private Equity Fund No.1		37,392	91
Eum Private Equity Fund No.3		28,584	4
The Asia Pacific Capital Fund II L.P.		46,043	65
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd		928	1
Shinhan Praxis K-Growth Global Private Equity Fund		72,075	350
Credian Healthcare Private Equity Fund II		12,040	47
Kiwoom Milestone Professional Private Real Estate Trust 19		57,692	36,169
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		99,794	3
Brain Professional Private Trust No.4		19,384	46
Hanhwa US Equity Strategy Private Real Estate Fund No.1		59,781	2,327
Brain KS Qualified Privately Placed Fund No.6		9,794	1
M360 CRE Income Fund		60,261	6,167
SHBNPP Private Korea Equity Long-Short Professional Feeder		105,775	16,519
SHBNPP Private Multi Strategy Professional Feeder No.1		20,325	3,340
Shinhan-Stonebridge Petro PEF		1,015,299	804

	~~W~~	12,663,938	9,737,567

	2017
Investees	Asset		Liability
BNP Paribas Cardif Life Insurance	~~W~~	4,133,674	3,781,688
Daewontos Co., Ltd.		400	2,492
Neoplux Technology Valuation Investment Fund		40,692	283
JAEYOUNG SOLUTEC CO., LTD.		157,009	137,916
Partners 4th Growth Investment Fund		53,944	383
JAEYANG INDUSTRY		2,146	4,717
Chungyoung INC		3,292	8,392
DAEKWANG SEMICONDUCTOR CO., LTD.		29,069	10,806
Dream High Fund III		4,076	34
Asia Pacific No.39 Ship Investment Co., Ltd.		9,389	27
KCLAVIS Meister Fund No.17		11,694	42
SG No.9 Corporate Recovery Private Equity Fund		15,035	76
Plutus-SG Private Equity Fund		16,009	69
SG ARGES Private Equity Fund No.1		26,758	69
OST Progress- 2 Fund		17,829	107
Eum Private Equity Fund No.3		23,725	5
Richmond Private Yong in Retail Facility Real Estate Fund No.1		48,006	28,624
KTB Confidence Private Placement		42,230	21,090
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		28,286	1
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		41,599	1
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18		26,316	14
Platform Partners brick save Private Investment trust		8,441	271
Synergy-Shinhan Mezzanine New Technology Investment Fund		10,500	3
The Asia Pacific Capital Fund II L.P.		29,103	88
Shinhan Praxis K-Growth Global Private Equity Fund		100,805	353
Credian Healthcare Private Equity Fund II		11,236	47
Kiwoom Milestone Professional Private Real Estate Trust 19		57,405	36,589
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		97,203	1,066
Brain Professional Private Trust No.4		21,369	105
Hanhwa US Equity Strategy Private Real Estate Fund No.1		56,898	78
Brain KS Qualified Privately Placed Fund No.6		9,639	28
M360 CRE Income Fund		265,945	—
Shinhan Global Healthcare Fund 1		77,166	—
JB Power TL Investment Type Private Placement Special Asset Fund 7		56,125	53
IBK AONE convertible 1		10,840	—
Rico synergy collabo Multi-Mezzanine 3		10,054	3

	2017
Investees	Asset		Liability
KB NA Hickory Private Special Asset Fund	~~W~~	90,978	67
GB Professional Private Investment Trust 6		9,101	1
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,886	2,074
SHBNPP Private Korea Equity Long-Short Professional Feeder		54,029	4,733
Shinhan-Stonebridge Petro PEF		1,056,401	2,740
BNP Paribas Cardif General Insurance		59,699	15,405
Axis Global Growth New Technology Investment Association		15,553	—
Polaris No7 Start up and Venture Private Equity Fund		15,280	22
Hermes Private Investment Equity Fund		60,000	10

	~~W~~	6,959,834	4,060,572

Condensed statement of comprehensive income information for years ended December 31, 2016 and 2017 were as follows:

	2016
Investees	Operating revenue		Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	144,583	(16,706)	36,189	19,483
Aju Capital Co., Ltd.		757,345	70,598	(458)	70,140
Daewontos Co., Ltd.		517	(624)	—	(624)
Neoplux Technology Valuation Investment Fund		3,441	2,295	—	2,295
JAEYOUNG SOLUTEC CO., LTD.		137,920	(7,095)	(614)	(7,709)
Partners 4th Growth Investment Fund		113	(1,300)	—	(1,300)
JAEYANG INDUSTRY		212	(69)	—	(69)
Chungyoung INC		—	—	—	—
DAEKWANG SEMICONDUCTOR CO., LTD.		—	—	—	—
SHC-IMM New Growth Fund		855	479	—	479
Dream High Fund III		535	313	2,597	2,910
Albatross Growth Fund		1,024	957	(3,821)	(2,864)
Asia Pacific No.39 Ship Investment Co., Ltd.		730	681	1,172	1,853
SG No.9 Corporate Recovery Private Equity Fund		—	428	—	428
Plutus-SG Private Equity Fund		5	(148)	—	(148)
SG ARGES Private Equity Fund No.1		—	87	—	87
Eum Private Equity Fund No.3		85	(235)	—	(235)
The Asia Pacific Capital Fund II L.P.		—	(29,768)	(13,407)	(43,175)
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd		2,170	2,170	—	2,170
Shinhan Praxis K-Growth Global Private Equity Fund		513	(1,084)	2,656	1,572
Credian Healthcare Private Equity Fund II		190	(180)	—	(180)
Kiwoom Milestone Professional Private Real Estate Trust 19		924	(367)	—	(367)
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		10,321	2,210	7,669	9,879
Brain Professional Private Trust No.4		2,158	1,148	—	1,148
Hanhwa US Equity Strategy Private Real Estate Fund No.1		5,199	1,667	37	1,704
Brain KS Qualified Privately Placed Fund No.6		1	(26)	(182)	(208)
M360 CRE Income Fund		—	—	—	—
SHBNPP Private Korea Equity Long-Short Professional Feeder		25,736	(396)	—	(396)
SHBNPP Private Multi Strategy Professional Feeder No.1		4,510	70	—	70
Shinhan-Stonebridge Petro PEF		38,898	35,559	—	35,559

	~~W~~	1,137,985	60,664	31,838	92,502

	2017
Investees	Operating revenue		Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	78,010	24,230	(73,495)	(49,265)
Daewontos Co., Ltd.		—	—	—	—
Neoplux Technology Valuation Investment Fund		5,895	4,691	1,471	6,162
JAEYOUNG SOLUTEC CO., LTD.		142,228	(22,756)	2,764	(19,992)
Partners 4th Growth Investment Fund		137	(1,540)	—	(1,540)
JAEYANG INDUSTRY		—	—	—	—
Chungyoung INC		5,568	(693)	—	(693)
DAEKWANG SEMICONDUCTOR CO., LTD.		13,929	(4,549)	—	(4,549)
Dream High Fund III		27	(200)	(1,522)	(1,722)
Asia Pacific No.39 Ship Investment Co., Ltd.		666	616	32	648
KCLAVIS Meister Fund No.17		425	194	—	194
SG No.9 Corporate Recovery Private Equity Fund		(157)	652	—	652
Plutus-SG Private Equity Fund		317	316	—	316
SG ARGES Private Equity Fund No.1		(351)	832	—	832
OST Progress- 2 Fund		(234)	(234)	—	(234)
Eum Private Equity Fund No.3		1,614	1,649	—	1,649
Richmond Private Yong in Retail Facility Real Estate Fund No.1		2,265	2,100	—	2,100
KTB Confidence Private Placement		1,604	1,242	3,629	4,871
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		1,914	1,913	(856)	1,057
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		3,117	3,116	(1,257)	1,859
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18		648	634	—	634
Platform Partners brick save Private Investment trust		207	194	—	194
Synergy-Shinhan Mezzanine New Technology Investment Fund		—	(3)	—	(3)
The Asia Pacific Capital Fund II L.P.		—	(3,582)	(10,269)	(13,851)
Shinhan Praxis K-Growth Global Private Equity Fund		7,273	(8,428)	3,156	(5,272)
Credian Healthcare Private Equity Fund II		211	19	(823)	(804)
Kiwoom Milestone Professional Private Real Estate Trust 19		2,742	(262)	—	(262)
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		5,851	3,012	(2,713)	299
Brain Professional Private Trust No.4		2,942	1,925	—	1,925
Hanhwa US Equity Strategy Private Real Estate Fund No.1		11,562	3,549	(37)	3,512
Brain KS Qualified Privately Placed Fund No.6		3	(110)	(72)	(182)
M360 CRE Income Fund		7	14,179	—	14,179
Shinhan Global Healthcare Fund 1		3	(757)	—	(757)
JB Power TL Investment Type Private Placement Special Asset Fund 7		7,115	1,267	—	1,267
IBK AONE convertible 1		279	258	—	258
Rico synergy collabo Multi-Mezzanine 3		371	50	—	50

	2017
Investees	Operating revenue		Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
KB NA Hickory Private Special Asset Fund	~~W~~	11,092	1,945	—	1,945
GB PROFESSIONAL PRIVATE INVESTMENT TRUST 6		1	—	—	—
Koramco Europe Core Private Placement Real Estate Fund No.2-2		2,503	(1,337)	—	(1,337)
SHBNPP Private Korea Equity Long-Short Professional Feeder		28,956	9,356	—	9,356
Shinhan-Stonebridge Petro PEF		39,170	39,170	—	39,170
BNP Paribas Cardif General Insurance		10,093	(9,294)	94	(9,200)
Axis Global Growth New Technology Investment Association		(147)	(147)	—	(147)
Polaris No7 Start up and Venture Private Equity Fund		(142)	(142)	—	(142)
Hermes Private Investment Equity Fund		(10)	(10)	—	(10)

	~~W~~	387,704	63,065	(79,898)	(16,833)

(d)	Reconciliation of the financial information to the carrying values of its interests in the associates as of December 31, 2016 and 2017 are as follow:

	2016
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
BNP Paribas Cardif Life Insurance	~~W~~	402,951	14.99	60,443	(230)	—	60,213
Aju Capital Co., Ltd. (*1)		749,882	12.85	96,365	—	(55,529)	40,836
Daewontos Co., Ltd. (*2)		(2,093)	36.33	(760)	—	760	—
Neoplux Technology Valuation Investment Fund		22,577	33.33	7,526	—	—	7,526
JAEYOUNG SOLUTEC CO., LTD. (*3)		34,147	10.45	3,567	—	2,169	5,736
Partners 4th Growth Investment Fund		18,221	25.00	4,555	—	—	4,555
JAEYANG INDUSTRY (*5)		(2,571)	25.90	(666)	—	666	—
Chungyoung INC (*4)		(4,412)	18.94	(836)	—	836	—
DAEKWANG SEMICONDUCTOR CO., LTD.		22,812	20.94	4,776	—	—	4,776
SHC-IMM New Growth Fund		3,559	64.52	2,295	—	—	2,295
Dream High Fund III		5,765	54.55	3,144	—	—	3,144
Albatross Growth Fund		4,322	36.36	1,572	—	—	1,572
Asia Pacific No.39 Ship Investment Co., Ltd.		10,351	50.00	5,176	—	—	5,176
SG No.9 Corporate Recovery Private Equity Fund		15,031	26.49	3,982	—	—	3,982
Plutus-SG Private Equity Fund		16,120	26.67	4,299	—	—	4,299
SG ARGES Private Equity Fund No.1		37,301	24.06	8,976	—	—	8,976
Eum Private Equity Fund No.3		28,580	20.76	5,933	—	—	5,933
The Asia Pacific Capital Fund II L.P.		45,978	25.18	11,579	—	—	11,579
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd		927	50.00	464	—	—	464
Shinhan Praxis K-Growth Global Private Equity Fund		71,725	18.87	13,533	—	—	13,533
Credian Healthcare Private Equity Fund II		11,993	34.07	4,087	—	—	4,087
Kiwoom Milestone Professional Private Real Estate Trust 19		21,523	50.00	10,761	—	—	10,761
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		99,791	21.28	21,237	—	—	21,237
Brain Professional Private Trust No.4		19,338	27.49	5,316	—	—	5,316
Hanhwa US Equity Strategy Private Real Estate Fund No.1		57,454	44.84	25,764	—	—	25,764
Brain KS Qualified Privately Placed Fund No.6		9,793	50.00	4,896	—	—	4,896
M360 CRE Income Fund		54,094	42.83	23,167	—	—	23,167

	2016
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
SHBNPP Private Korea Equity Long Short Professional Feeder	~~W~~	89,256	15.88	14,180	—	—	14,180
SHBNPP Private Multi Strategy Professional Feeder No.1		16,985	29.55	5,014	—	—	5,014
Shinhan-Stonebridge Petro PEF		1,014,495	1.82	18,487	—	—	18,487
Others		158,356	—	35,507	—	589	36,096

	~~W~~	3,034,251		404,339	(230)	(50,509)	353,600

(*1)	Net assets do not include non-controlling interests and other adjustments represent the cumulative impairment.
(*2)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero.
(*3)	Net assets do not include non-controlling interests; and other adjustments represent the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date and the cumulative impairment.
(*4)	Other adjustments represent the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date.
(*5)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero and the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date.

	2017
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
BNP Paribas Cardif Life Insurance	~~W~~	351,986	14.99	52,763	(147)	—	52,616
Daewontos Co., Ltd (*1)		(2,092)	36.33	(760)	—	760	—
Neoplux Technology Valuation Investment Fund		40,409	33.33	13,470	—	—	13,470
JAEYOUNG SOLUTEC CO., LTD (*2)		17,484	9.61	1,680	—	2,169	3,849
Partners 4th Growth Investment Fund		53,561	25.00	13,390	—	—	13,390
JAEYANG INDUSTRY (*3)		(2,571)	25.90	(666)	—	666	—
Chungyoung INC (*3)		(5,100)	18.94	(966)	—	966	—
DAEKWANG SEMICONDUCTOR CO., LTD.		18,263	20.94	3,824	—	—	3,824
Dream High Fund III		4,042	54.55	2,205	—	—	2,205
Asia Pacific No.39 Ship Investment Co., Ltd.		9,362	50.00	4,682	—	—	4,682
KCLAVIS Meister Fund No.17		11,652	26.09	3,039	—	—	3,039
SG No.9 Corporate Recovery Private Equity Fund		14,959	26.49	3,963	—	—	3,963
Plutus-SG Private Equity Fund		15,940	26.67	4,251	—	—	4,251
SG ARGES Private Equity Fund No.1		26,689	24.06	6,422	—	—	6,422
OST Progress- 2 Fund		17,722	27.62	4,895	—	—	4,895
Eum Private Equity Fund No.3		23,720	20.76	4,925	—	—	4,925
Richmond Private Yong in Retail Facility Real Estate Fund No.1		19,382	41.80	8,101	—	—	8,101
KTB Confidence Private Placement		21,140	30.29	6,403	—	—	6,403
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		28,285	23.89	6,757	—	—	6,757
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		41,598	20.16	8,387	—	—	8,387
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18		26,302	22.86	6,012	—	—	6,012
Platform Partners brick save Private Investment trust		8,170	98.77	8,069	—	—	8,069
Synergy-Shinhan Mezzanine New Technology Investment Fund		10,497	47.62	4,999	—	—	4,999
The Asia Pacific Capital Fund II L.P.		29,015	25.18	7,307	—	—	7,307
Shinhan Praxis K-Growth Global Private Equity Fund		100,452	18.87	18,954	—	—	18,954
Credian Healthcare Private Equity Fund II		11,189	34.07	3,813	—	—	3,813
Kiwoom Milestone Professional Private Real Estate Trust 19		20,816	50.00	10,408	—	—	10,408
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3		96,137	21.28	20,460	—	—	20,460
Brain Professional Private Trust No.4		21,264	27.49	5,847	—	—	5,847
Hanhwa US Equity Strategy Private Real Estate Fund No.1		56,820	44.84	25,479	—	—	25,479
Brain KS Qualified Privately Placed Fund No.6		9,611	50.00	4,805	—	—	4,805

	2017
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying Value
M360 CRE Income Fund	~~W~~	265,945	57.87	153,905	—	—	153,905
Shinhan Global Healthcare Fund 1		77,166	4.41	3,407	—	—	3,407
JB Power TL Investment Type Private Placement Special Asset Fund 7		56,072	33.33	18,690	—	—	18,690
IBK AONE convertible 1		10,840	47.25	5,122	—	—	5,122
Rico synergy collabo Multi-Mezzanine 3		10,051	50.00	5,026	—	—	5,026
KB NA Hickory Private Special Asset Fund		90,911	37.50	34,091	—	—	34,091
GB Professional Private Investment Trust 6		9,100	94.51	8,600	—	—	8,600
Koramco Europe Core Private Placement Real Estate Fund No.2-2		42,812	48.49	20,760	—	—	20,760
SHBNPP Private Korea Equity Long-Short Professional Feeder		49,296	9.85	4,861	—	—	4,861
Shinhan-Stonebridge Petro PEF		1,053,661	1.82	19,201	—	—	19,201
BNP Paribas Cardif General Insurance		44,294	10.00	4,429	—	—	4,429
Axis Global Growth New Technology Investment Association		15,553	31.85	4,953	—	—	4,953
Polaris No7 Start up and Venture Private Equity Fund		15,258	28.57	4,359	—	—	4,359
Hermes Private Investment Equity Fund		59,990	29.17	17,497	—	—	17,497
Others		218,647	—	58,362	—	699	59,061

	~~W~~	3,116,300		626,181	(147)	5,260	631,294

(*1)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero.
(*2)	Net assets do not include non-controlling interests and other adjustments represent the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date.
(*3)	Other adjustments represent the unrecognized equity method losses because the Group has stopped recognizing its equity method losses as the balance of the investment has been reduced to zero and the difference between the cost of the investment and the Group’s interests in the net carrying value of the investee’s assets and liabilities at the investment date.

(e)	The unrecognized equity method losses for the year ended December 31, 2017 and the cumulative unrecognized equity method losses as of December 31, 2017 are as follows:

	2017
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
Daewontos Co., Ltd.	~~W~~	—	(760)
JAEYANG INDUSTRY		—	(18)
Chungyoung INC		(130)	(130)

	~~W~~	(130)	(908)